Income Taxes - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Income tax expense (benefit) from continuing operations	$ 711	$ (4,571)	$ 12,780	$ 3,932	$ 14,401	$ (16,804)
Income tax expense from discontinued operations					341
Total income tax expense (benefit)					$ 14,742	$ (16,804)